Summary of Accounting Principles (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)
Accounting Policies [Abstract]
Restricted Cash And Cash Equivalents	$ 60	$ 33	$ 32
Unbilled Contracts Receivable	678	2,770
Contract Receivable Retainage	116	118
Excess Of Replacement Or Current Costs Over Stated LIFO Value	119	106
Operating profit impact of contract adjustments	(50)	(110)	$ (157)
Commercial paper, euro-denominated	$ 858			€ 750
Long-term debt, euro-denominated | €				€ 4,950
Commercial Aerospace [Member]
Accounting Policies [Abstract]
Unbilled Contracts Receivable		$ 1,109